THE LUTHERAN BROTHERHOOD FAMILY OF FUNDS


                       Supplement to Prospectus Dated
                           December 20, 1999
                   Relating to Institutional Class Shares



1. The text of footnote 2 to the table of Annual Fund Operating Expenses for Lutheran Brotherhood Growth Fund on page 9 is deleted and the following text is substituted in its place:

     LB Research has voluntarily agreed to temporarily waive a portion of its advisory fee and, if necessary, to bear certain expenses associated with operating LB Growth Fund in order to limit the Total Annual Fund Operating Expenses for Class A shares to 1.30% of the average net assets and to waive the same percentage of advisory and such other expenses for Institutional Class shares. This temporary waiver and expense provision may be discontinued at any time.

2. The text of footnote 2 to the table of Annual Fund Operating Expenses for Lutheran Brotherhood Value Fund on page 13 is deleted and the following text is substituted in its place:

     LB Research has voluntarily agreed to temporarily waive a portion of its advisory fee and, if necessary, to bear certain expenses associated with operating LB Value Fund in order to limit the Total Annual Fund Operating Expenses for Class A shares to 1.30% of the average net assets and to waive the same percentage of advisory and such other expenses for Institutional Class shares. This temporary waiver and expense provision may be discontinued at any time.

3. The text of footnote 2 to the table of Annual Fund Operating Expenses for Lutheran Brotherhood Limited Maturity Bond Fund on page 21 is deleted and the following text is substituted in its place:

     LB Research has voluntarily agreed to temporarily waive a portion of its advisory fee and, if necessary, to bear certain expenses associated with operating LB Limited Maturity Bond Fund in order to limit the Total Annual Fund Operating Expenses for Class A shares to 0.95% of the average net assets and to waive the same percentage of advisory and such other expenses for Institutional Class shares. This temporary waiver and expense provision may be discontinued at any time.



March 31, 2000






             PLEASE INCLUDE THIS SUPPLEMENT WITH YOUR PROSPECTUS